SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITY (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 10, 2025	Jan. 31, 2013
Office For Fine Architecture Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of Incorporation	Jan. 31, 2013
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%		100.00%
Principal Activities	Providing design, fit out, project management and application services for commercial, residential and industrial properties, real estate development, senior care infrastructure.
OFA Financial Inc [Member]
Schedule of Equity Method Investments [Line Items]
Date of Incorporation	Jun. 11, 2025
Jurisdiction of Formation	Delaware, USA
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	empowering growth-stage and cross-border companies in their journey toward successful market entry and expansion in the United States.
OFA Financial HK Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of Incorporation	Sep. 10, 2025
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Activities of head offices; management and management consultancy activities.